Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation—IIJ maintains its records and prepares its financial statements in accordance with generally accepted accounting principles in Japan. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to generally accepted accounting principles in the United States of America ("U.S. GAAP"). These adjustments were not recorded in the statutory accounts.

Reclassification, Policy [Policy Text Block]
Reclassification—Certain reclassifications have been made to prior periods to conform to the current year presentations: (1) “Gain on sales of property and equipment,” which had been previously included in “Others” in the operating activities in the consolidated statements of cash flows, was separately disclosed as the amount was deemed material. (2)“Increase (decrease) in accrued expenses” and “Increase (decrease) in deferred income-current,” which had been previously included in " Increase (decrease) in accrued expenses, other current and noncurrent liabilities" in the operating activities in the consolidated statements of cash flows, were separately disclosed as the amount was deemed material.

Consolidation, Policy [Policy Text Block]
Consolidation—The consolidated financial statements include the accounts of IIJ and all of its subsidiaries, IIJ Engineering Inc. ("IIJ-EG," which was renamed from Net Care, Inc), IIJ America, Inc. ("IIJ-America"), Netchart Japan Inc. ("NCJ"), hi-ho Inc. ("hi-ho"), Trust Networks Inc. ("Trust Networks"), IIJ Innovation Institute Inc. ("IIJ-II"), IIJ Global Solutions Inc. ("IIJ-Global") and its subsidiaries, IIJ Exlayer Inc. ("IIJ-Exlayer") and its subsidiaries, IIJ Europe Limited ("IIJ-Europe") and RYUKOSHA NETWARE Inc. ("RYUKOSHA"). IIJ-Exlayer was acquired by IIJ on April 2, 2012. IIJ-Europe was originally a wholly-owned subsidiary of IIJ-Exlayer. IIJ-Exlayer was merged with IIJ on January 1, 2014. RYUKOSHA was acquired by IIJ on December 1, 2014. All of the subsidiaries, except for IIJ-Exlayer, IIJ-America, IIJ-Europe and other foreign subsidiaries, have fiscal years ending March 31. IIJ-Exlayer, IIJ-America, IIJ-Europe and other foreign subsidiaries’ fiscal year-end is December 31 and such date was used for purposes of preparing the consolidated financial statements as it is not practicable for the foreign subsidiaries to report their financial results as of March 31. There were no significant events that occurred during the intervening period that would require adjustment to or disclosure in the accompanying consolidated financial statements.

Intercompany transactions and balances have been eliminated in consolidation.

Investments in companies over which IIJ has significant influence but not control are accounted for by the equity method. For other than a temporary decline in the value of investments in equity method investees below the carrying amount, the investment is reduced to fair value and an impairment loss is recognized. Equity-method goodwill which is the portion of the difference between the cost of an investment and the amount of underlying equity in net assets of an investee is not amortized, but equity-method investments shall continue to be reviewed for impairment in accordance with Accounting Standards Codification (“ASC”) 323 “Investments-Equity Method and Joint Ventures.”

A subsidiary or equity method investee may issue its shares to third parties at amounts per share in excess of or less than the Company’s average per share carrying value. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation allowances for deferred tax assets, allowance for doubtful accounts, determination of pension benefit costs and obligations, estimated useful lives of fixed assets and intangible assets with finite useful lives and impairment of long-lived assets, goodwill and intangible assets deemed to have indefinite useful lives. Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition—Network service revenues are billed and recognized monthly on a straight-line basis. Initial setup fees received in connection with network services are deferred and recognized over the estimated average period of the subscription for each service.

System integration revenue involves the following deliverables:

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System construction services ― include all or some of the following elements depending on arrangements to meet each of our customer's requirements: consulting, project planning, system design, and development of network systems. These services also include the installation of software as well as configuration and installation of hardware.

●	Software ― we resell third-party software such as Oracle and Windows to our customers, which are installed by us during the system development process.

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Hardware ― we also resell third-party hardware, primarily servers, switches and routers, which we install during the system development process. The hardware is generic hardware that is often sold by third party manufacturers and resellers.

●	Monitoring and operating service ― we monitor our customer's network activity and internet connectivity to detect and report problems. We also provide constant data backup services.

●	Hardware and software maintenance service ― we repair or replace any malfunctioning parts of hardware. We examine software faults and provide suitable solutions to customers.

The system construction services are generally delivered over a three-month period. All hardware and software are delivered and installed during this period. Customers are required to pay a specified fixed fee that is not payable until after the system construction has been completed and accepted by our customers.

Monitoring, operating, and hardware and software maintenance services generally commence once our customers have accepted the systems, and contract periods are generally from one to five years. Our contracts include a stated annual fee for these services.

For multiple-element arrangements that include system construction service, hardware, software essential to the hardware product’s functionality and undelivered non-software services (e.g., monitoring and operating services), the Company allocates revenue to all deliverables based on their relative selling prices. The Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price (“TPE”) and (iii) best estimate of the selling price (“ESP”). The allocation of revenue is based mainly on the Company’s ESPs except for certain undelivered non-software services for which VSOE has been established. The Company’s process for determining its ESP for deliverables includes various factors that may vary depending on the circumstances and specific characteristics related to each deliverable. In developing the ESP, the Company considers customer demand, the existence and effect of competitors, general profit margin realized in the marketplace, volume of the transactions, the Company’s internal costs of providing the deliverables, the profit objectives including targeted and historical margins realized on similar sales to similar customers and the historical pricing practices.

The method used to account for each unit and the period over which each unit of accounting is recognized are as follows:

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Revenue allocated to system construction services is accounted for using contract accounting. System construction service revenues, which are generally completed within three months, are recognized based on the completed-contract method in compliance with ASC 605-35-25-92 because the Company is unable to bill customers and the title to the constructed network system is not transferred to the customers unless they are satisfied with and accept the completed systems.

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Revenue related to the hardware and software essential to the hardware product’s functionality is not recognized until customer acceptance is received because title to the hardware and software do not transfer to our customers until formal acceptance is received.

●	Revenue related to undelivered non-software services (monitoring, operating and hardware maintenance services) is recognized on a straight-line basis over the contract period.

The Company also enters into multiple-element arrangements for system integration services that include software not essential to the hardware product’s functionality and software-related services and account for them in accordance with ASC 985-605, “Software-Revenue Recognition”. The Company has been able to establish VSOE of fair value of the software-related services based on separate renewal contracts of the services that are consistently priced within a narrow range. The Company allocates revenue to such services based on VSOE and recognizes the revenues on a straight-line basis over the contract period. The Company allocates the residual amount to the software and system construction services.

Equipment sales revenues are recognized when equipment is delivered and accepted by the customer.

The Company evaluates whether it is appropriate to record the gross amount of revenues and related costs or the net amount earned in reporting system construction services and equipment sales, depending on whether the Company functions as principal or agent.

ATM operation business revenues consist primarily of commissions for each withdrawing transaction with the use of ATMs. ATM commission collected from each withdrawal is aggregated every month and recognized as ATM operation revenues.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

We relabeled “Internet connectivity services (corporate use)” and “Internet connectivity services (home use)” in the former presentation to “Internet connectivity services (enterprise)” and “Internet connectivity services (consumer)” respectively, reflecting the rapid growth of LTE mobile data communications services for consumer. Along with this, this label change has been applied to prior periods to conform to the current year presentation.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents—Cash and cash equivalents includes time deposit with original maturities of three months or less.
Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Doubtful Accounts—An allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon the Company's past credit loss experience and an evaluation of potential losses in the receivables outstanding.

Investment, Policy [Policy Text Block]
Other Investments—The Company classifies its marketable equity and debt securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss). The cost of securities sold is determined based on average cost.

The Company reviews the fair value of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other-than-temporary. If the decline in value is judged to be other-than-temporary, the cost basis of the investment is written down to fair value. Other-than-temporary declines in value are determined taking into consideration the extent of decline in fair value, the length of time that the decline in fair value below cost has existed, the financial condition and near-term prospects of the issuer and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value and events that might accelerate the recognition of impairment. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell and it is not more likely than not that the Company will be required to sell the securities before the recovery of the amortized cost basis, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell or it is more likely than not that the Company will be required to sell the securities before the recovery of the amortized cost basis, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, the resulting realized loss is recognized in earnings in the period in which the decline is deemed to be other-than-temporary.

Non-marketable equity securities are carried at cost as fair value is not readily determinable. When the Company evaluates whether non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator). The Company uses such impairment indicators as follows:

●	A significant deterioration in the earnings performance or business prospects of the investee.

●	A significant adverse change in the regulatory, economic, or technological environment of the investee.

●	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.

●	A recent example of the new issuance of a security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Inventory, Policy [Policy Text Block]
Inventories—Inventories consist mainly of network equipment purchased for resale and work-in-process for construction of network systems. Network equipment purchased for resale is stated at the lower of cost, which is determined by the average-cost method, or market. Work-in-process for development of network systems is stated at the lower of actual production costs, including overhead cost, or market. Inventories are reviewed periodically and items considered to be slow-moving or obsolete are written down to their estimated net realizable value.

Lease, Policy [Policy Text Block]
Leases—Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Revenue Recognition Leases, Capital [Policy Text Block]
Sales-Type Leases—The Company has some sales-type lease agreements with customers. The Company recognizes revenues on sales-type leases when the assets under lease are delivered to and accepted by the customers. The revenue recognized is calculated at the net present value of the future receipt amounts. Interest income in sales-type leases is recognized in other income using the interest method.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment—Property and equipment are recorded at cost. Depreciation and amortization of property and equipment, including capitalized software and capital leases, are computed principally using the straight-line method based on either the estimated useful lives of assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

	Range of Useful Lives
Data communications, office and other equipment (years)	2	to	20
Buildings (years)			20
Leasehold improvements (years)	4	to	20
Capitalized software (years)			5
Capital leases (years)	4	to	6

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets—Long-lived assets consist principally of property and equipment, including those items leased under capital leases and amortized intangible assets. The Company evaluates the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Long-lived assets to be held and used are reviewed for impairment by comparing the carrying amount of the asset or asset group with their estimated undiscounted future cash flows. If the cash flows are determined to be less than the carrying amount of the asset or asset group, an impairment loss has occurred and the loss would be recognized during the period for the difference between the carrying amount of the asset or asset group and estimated fair value.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and Intangible Assets—Goodwill and intangible assets that are deemed to have indefinite useful lives are not amortized, but are subject to impairment testing. Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company performs annual impairment tests on March 31. If the carrying amount of a reporting unit exceeds its fair value, the Company then performs the second step of the goodwill impairment test to measure the amount of impairment loss, if any. Intangible assets with finite useful lives, consisting of customer relationships, are amortized using a non-straight-line basis based on the pattern of expected future economic benefit over the estimated useful lives, which range from 7 to 19 years.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset Retirement Obligations—The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depreciated for the period the Company has estimated.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension and Severance Indemnities Plans—The Company has defined benefit pension plans and severance indemnities plans. The cost of the pension plans and severance indemnities plans are accrued based on amounts determined using actuarial methods. In addition, the Company has defined contribution pension plans. The costs of defined contribution pension plans are charged to expenses when incurred.

Income Tax, Policy [Policy Text Block]
Income Taxes—Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The Company recognizes the financial statement effect of uncertain tax positions when they are more-likely- than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income tax expense in the consolidated statements of income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation—The assets and liabilities of a foreign subsidiary and an equity method investee are translated into Japanese yen at the respective year-end exchange rates. All income and expense accounts are translated at average rates of exchange. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

Foreign currency assets and liabilities are stated at the amount as computed by using year-end exchange rates and the resulting transaction gain or loss is recognized in earnings.

Stockholders' Equity, Policy [Policy Text Block]
Stock Splits―On September 6, 2012, IIJ’s board of directors approved a two hundred -for-one split of IIJ’s common stock. Shareholders of record on September 30, 2012 received an additional common share. The stock split was effective on October 1, 2012. In order to reflect this split, information pertaining to shares and earnings per share has been restated in the accompanying financial statements and related notes.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation—The Company measures and records the compensation cost from stock compensation-type stock option based on fair value. The fair value of the stock option is measured on the date of grant using the Black-Scholes option-pricing model, and amortized over the requisite service period. The compensation cost is mainly included in “General and administrative” expenses.

Research, Development, and Computer Software, Policy [Policy Text Block]
Research and Development and Capitalized Software Development Costs—Research and development costs are expensed as incurred, which include research and development costs incurred for computer software to be leased. Software development costs incurred subsequent to establishing technological feasibility through the general release of the software products are capitalized. Technological feasibility is demonstrated by the completion of a detailed program design. Capitalized costs are amortized based on either the ratio of the current revenues to the total estimated revenues over the estimated useful lives (generally five years) or the equally allocated amount over the residual useful lives, whichever is larger.

Advertising Costs, Policy [Policy Text Block]	Advertising—Advertising costs are expensed as incurred and are recorded in “Sales and marketing.”
Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net Income attributable to Internet Initiative Japan Inc. per Common Share—Basic net income attributable to Internet Initiative Japan Inc. per common share is computed by dividing net income attributable to Internet Initiative Japan Inc. by the weighted-average number of shares of common stock outstanding during the year. Diluted net income attributable to Internet Initiative Japan Inc. per common share reflects the potential dilutive effect of stock options.

Comprehensive Income, Policy [Policy Text Block]
Other Comprehensive Income (Loss)—Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of a foreign subsidiary, unrealized gains or losses on available-for-sale securities and defined benefit pension plans adjustment.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting—ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expense and for which separate financial information is available that is evaluated regularly by the chief operation decision maker in deciding how to allocate resources and in assessing performance.

The Company provides a comprehensive range of network solutions to meet its customers’ needs by cross-selling a variety of services, including Internet connectivity services, WAN services, outsourcing services, systems integration and sales of network-related equipment, and ATM operation services. The Company’s chief operating decision maker, who is the Company’s Chief Operating Officer ("COO"), regularly reviews the revenue and cost of sales of the two operating segments, which are the Network service and systems integration business segment and the ATM operation business segment. The COO also makes decisions regarding how to allocate resources and assess performance based on the segments.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Guidance

In July 2013, the Financial Accounting Standard Board ("FASB")  issued Accounting Standards Update ("ASU") 2013-11, “Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” which defines the presentation requirements of an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and the Company adopted this ASU in the first quarter beginning April 1, 2014. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

New Accounting Pronouncements Not Yet Adopted, Policy [Policy Text Block]	Accounting Guidance Issued But Not Adopted as of March 31, 2015In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP and International Financial Reporting Standards. This guidance also requires an entity to improve disclosures to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company is currently evaluating the impact of adopting this guidance.